Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of deferred tax
Net deferred tax assets/(liabilities)	£ 17,607	£ (3,304)	£ (7,402)
UK
Analysis of deferred tax
Net deferred tax assets/(liabilities)	£ 17,607	£ (3,304)	£ (7,402)